DEFERRED INCOME TAXES - Components of Unrecognized Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (224)	€ (259)
Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(81)	(84)
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(91)	(104)
Pensions
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(16)	(20)
Other
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(36)	(51)
Deductible temporary differences
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(143)	(175)
Expiring within 5 years | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(3)	(2)
Expiring after 5 years and limited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(55)	(62)
Unlimited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (23)	€ (20)